EMPLOYEE BENEFITS (Details 17) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$) shares
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ (1,653,603)
Effect on present value of obligations | shares	(12,709,824)
Possible Increase In Actuarial Assumption [Member] | Actuarial Assumption Of Medical Inflation [Member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Sensitivity level	1.00%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 4,032,880
Effect on present value of obligations | shares	30,997,282
Possible Increase In Actuarial Assumption [Member] | Actuarial Assumption Of Mortality Table [Member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Effect on current service cost and on interest on actuarial obligations | R$	R$ (3,191,999)
Effect on present value of obligations | shares	(24,534,152)
Sensitivity level, year	+1 year
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level, year	+1 year
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ 1,759,748
Effect on present value of obligations | shares	13,525,671
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level, year	- 1 year
Actuarial Assumption Of Medical Inflation [Member] | Actuarial assumption of discount rates [member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(1.00%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (3,612,889)
Effect on present value of obligations | shares	(27,769,167)
Actuarial Assumption Of Mortality Table [Member] | Actuarial assumption of mortality rates [member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Effect on current service cost and on interest on actuarial obligations | R$	R$ 3,354,304
Effect on present value of obligations | shares	25,781,654
Sensitivity level, year	- 1 year